Condensed Financial Information (Parent Company) (Condensed Statements of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income (loss)	$ 6,309	$ 3,368	$ 1,324
Goodwill impairment	0	0	1,868
Other, net	101	121	201
Net cash provided by (used in) operating activities	16,376	16,131	17,160
Cash flows from investing activities
Sales of fixed maturity securities	118,526	117,523	103,823
Purchases of fixed maturity securities	(130,197)	(117,826)	(115,793)
Sales of equity securities	490	725	1,140
Cash received in connection with freestanding derivatives	1,760	1,567	1,933
Cash paid in connection with freestanding derivatives	(4,003)	(6,710)	(3,258)
Net change in short-term investments	5,167	2,955	593
Other, net	(341)	(86)	(158)
Net cash provided by (used in) investing activities	(15,055)	(15,165)	(11,929)
Cash flows from financing activities
Net change in payables for collateral under securities loaned and other transactions	5,031	(3,276)	(29)
Long-term debt issued	1,000	1,372	750
Long-term debt repaid	(2,862)	(1,746)	(1,702)
Cash received (paid) in connection with collateral financing arrangements	0	0	(44)
Common stock issued, net of issuance costs	1,000	1,000	1,000
Treasury stock acquired in connection with share repurchases	(1,000)	0	0
Dividends on preferred stock	(122)	(122)	(122)
Dividends on common stock	(1,499)	(1,119)	(811)
Other, net	(700)	(192)	609
Net cash provided by (used in) financing activities	2,256	(8,907)	35
Change in cash and cash equivalents	3,223	(8,153)	5,277
Cash and cash equivalents, from continuing operations, beginning of year	7,585
Cash and cash equivalents, from continuing operations, end of year	10,808	7,585
Supplemental disclosures of cash flow information:
Net cash paid (received) for Interest	1,213	1,270	1,335
Net cash paid (received) for Income tax	748	677	554
Parent Company [Member]
Cash flows from operating activities
Net income (loss)	6,309	3,368	1,324
Earnings of subsidiaries	(6,907)	(4,163)	(3,444)
Dividends from subsidiaries	2,388	2,734	3,177
Goodwill impairment	0	0	1,384
Other, net	825	(74)	177
Net cash provided by (used in) operating activities	2,615	1,865	2,618
Cash flows from investing activities
Sales of fixed maturity securities	6,611	5,108	5,645
Purchases of fixed maturity securities	(7,181)	(4,795)	(6,200)
Sales of equity securities	0	13	2
Cash received in connection with freestanding derivatives	438	424	197
Cash paid in connection with freestanding derivatives	(281)	(465)	(203)
Sales of businesses	7	17	0
Expense paid on behalf of subsidiaries	(54)	(85)	(80)
Receipts on loans to subsidiaries	832	645	175
Issuances of loans to subsidiaries	(370)	(1,942)	(175)
Redemption of preferred stock of subsidiary	0	300	0
Returns of capital from subsidiaries	0	267	9
Capital contributions to subsidiaries	(1,262)	(748)	(1,223)
Net change in short-term investments	182	(265)	372
Other, net	101	(49)	(48)
Net cash provided by (used in) investing activities	(977)	(1,575)	(1,529)
Cash flows from financing activities
Net change in payables for collateral under securities loaned and other transactions	264	85	(1,180)
Long-term debt issued	1,000	994	750
Long-term debt repaid	(1,550)	(750)	(797)
Cash received (paid) in connection with collateral financing arrangements	0	0	(44)
Common stock issued, net of issuance costs	1,000	1,000	1,000
Treasury stock acquired in connection with share repurchases	1,000	0	0
Dividends on preferred stock	(122)	(122)	(122)
Dividends on common stock	(1,499)	(1,119)	(811)
Other, net	64	82	(6)
Net cash provided by (used in) financing activities	(1,843)	170	(1,210)
Change in cash and cash equivalents	(205)	460	(121)
Cash and cash equivalents, from continuing operations, beginning of year	648	188	309
Cash and cash equivalents, from continuing operations, end of year	443	648	188
Supplemental disclosures of cash flow information:
Net cash paid (received) for Interest	1,138	1,100	937
Net cash paid (received) for Income tax	(862)	69	24
Non-cash transactions:
Dividends from subsidiaries	81	32	203
Returns of capital from subsidiaries	6,308	0	356
Capital contributions to subsidiaries	6,388	121	559
Payables to subsidiaries for future capital contributions	445	0	0
Assumption of long-term debt from subsidiary	0	0	2,000
Investment in preferred stock of subsidiary	0	0	2,000
Issuance of long-term debt to subsidiary	0	350	750
Issuance of loan to subsidiary	0	350	750
Allocation of interest expense to subsidiary	27	28	33
Allocation of interest income to subsidiary	65	68	76
Amounts received from subsidiaries, net | Parent Company [Member]
Supplemental disclosures of cash flow information:
Net cash paid (received) for Income tax	(1,247)	69	24
Income tax paid by MetLife, Inc., net | Parent Company [Member]
Supplemental disclosures of cash flow information:
Net cash paid (received) for Income tax	$ 385	$ 0	$ 0